Cash and Investments - Net gains (losses) on investments (Details) € in Millions, shares in Millions, $ in Millions, $ in Millions				12 Months Ended
	Mar. 28, 2025 USD ($)	Dec. 20, 2024 USD ($)	Nov. 01, 2024 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Cash and Investments
Net gains (losses) on investments				$ 3,151.4			$ 1,067.2
Sales of investments in associates				630.0			682.7
Orla Mining Limited
Cash and Investments
Sales of investments in associates				316.5	$ 441.1
Equity price risk
Cash and Investments
Net gains (losses) on investments				3,050.1			1,859.0
Common stocks
Cash and Investments
Net realized gains (losses)				391.3			507.0
Net change in unrealized gains (losses)				1,099.9			(210.2)
Net gains (losses) on investments				1,491.2			296.8
Common stocks | Equity price risk
Cash and Investments
Net gains (losses) on investments				1,491.2			296.8
Common stocks | Equity price risk | Orla Mining Limited
Cash and Investments
Net realized gain				228.1
Unrealized gain from prior years recognized upon the sale of an associate				$ 52.5
Number of shares sold | shares				25.0
Sales of investments in associates				$ 316.5	$ 441.1
Bonds and preferred stocks - convertible
Cash and Investments
Net realized gains (losses)				100.2			18.2
Net change in unrealized gains (losses)				78.5			(3.6)
Net gains (losses) on investments				178.7			14.6
Bonds and preferred stocks - convertible | Equity price risk
Cash and Investments
Net gains (losses) on investments				178.7			14.6
Other equity derivatives
Cash and Investments
Net realized gains (losses)				210.1			375.3
Net change in unrealized gains (losses)				838.4			564.0
Net gains (losses) on investments				1,048.5			939.3
Long equity total return swaps on Fairfax subordinate voting shares
Cash and Investments
Net realized gains (losses)				57.9			517.7
Net change in unrealized gains (losses)				782.7			515.8
Cash-settlement amounts on market value movement				57.9			295.3
Cash settlement on closing contracts							222.4
Notional amount of contracts closed during the period							68.5
Fair value				1,815.4			1,032.7
Long equity total return swaps on Fairfax subordinate voting shares | Equity price risk
Cash and Investments
Net gains (losses) on investments				840.6			1,033.5
Disposition of non-insurance associates
Cash and Investments
Net realized gains (losses)				233.8			575.5
Net gains (losses) on investments				233.8			575.5
Other
Cash and Investments
Net realized gains (losses)				97.9			32.8
Net gains (losses) on investments				97.9			32.8
Long equity exposure and financial effects
Cash and Investments
Net realized gains (losses)				1,033.3			1,508.8
Net change in unrealized gains (losses)				2,016.8			350.2
Net gains (losses) on investments				3,050.1			1,859.0
Bonds
Cash and Investments
Net realized gains (losses)				(190.6)			(16.5)
Net change in unrealized gains (losses)				573.8			(590.8)
Net gains (losses) on investments				383.2			(607.3)
Fair value				40,758.7			38,235.5
U.S. treasury bond forward contracts
Cash and Investments
Net realized gains (losses)				(42.7)			(90.0)
Net change in unrealized gains (losses)				44.9			(34.0)
Net gains (losses) on investments				2.2			(124.0)
Total bonds
Cash and Investments
Net realized gains (losses)				(233.3)			(106.5)
Net change in unrealized gains (losses)				618.7			(624.8)
Net gains (losses) on investments				385.4			(731.3)
Foreign currency
Cash and Investments
Net realized gains (losses)				(377.3)			166.6
Net change in unrealized gains (losses)				(62.4)			(191.8)
Net gains (losses) on investments				(439.7)			(25.2)
Other
Cash and Investments
Net realized gains (losses)				(59.3)			(17.9)
Net change in unrealized gains (losses)				214.9			(17.4)
Net gains (losses) on investments				155.6			(35.3)
Net gains (losses) on investments
Cash and Investments
Net realized gains (losses)				363.4			1,551.0
Net change in unrealized gains (losses)				2,788.0			(483.8)
Net gains (losses) on investments				3,151.4			$ 1,067.2
Peak Achievement
Cash and Investments
Percentage of equity interest		100.00%						42.60%
Gain on remeasurement of previously held equity interest		$ 203.4
Orla Mining Limited | Common stocks
Cash and Investments
Fair value				$ 423.6
Orla Mining Limited | Common stocks | Equity price risk | Orla Mining Limited
Cash and Investments
Number of shares sold | shares				25.0
Stelco
Cash and Investments
Total consideration received from sale of interests in associates			$ 638.1
Net realized gains (losses) on disposal			$ 343.7
Sigma companies international corp
Cash and Investments
Total consideration received from sale of interests in associates	$ 327.1
Net realized gains (losses) on disposal	$ 178.7
Eurobank
Cash and Investments
Number of shares sold | shares				96.9
Net realized gains (losses) on disposal				$ 58.5
Sales of investments in associates				$ 248.5		€ 232.9